DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DIVIDENDS AND INTEREST ON EQUITY
Balance at the beginning of the fiscal year	R$ 4,265,715	R$ 3,865,998
Supplementary dividends from the previous year	2,028,524	1,587,518
Interim interest on equity (net of IRRF)	2,763,750	3,824,750
Unclaimed dividends and interest on equity	(167,449)	(116,236)
Payment of dividends and interest on equity	(5,709,263)	(4,901,326)
IRRF on shareholders exempt/immune from interest on equity	6,140	5,011
Balance at the end of the year	R$ 3,187,417	R$ 4,265,715